General information - Narrative (Details) € / shares in Units, € in Thousands		12 Months Ended
	Dec. 17, 2021 EUR (€) shares	Dec. 31, 2023 EUR (€) employee € / shares shares	Dec. 31, 2022 EUR (€) employee shares	Dec. 31, 2021 EUR (€) shares	Dec. 17, 2021 $ / shares shares	Nov. 01, 2021 employee
General Information [Line Items]
Number of employees | employee		7,201	6,256
Number of shares issued (in shares) | shares		468,450
Issue of equity | €	€ 397,800
Closing price per share (in USD per share) | € / shares		€ 0.02
Transaction costs | €	€ 51,400		€ 2,900
Share-based payments | €		€ 19,780	€ 13,579	€ 74,978
PIPE Investors
General Information [Line Items]
Stock issued (in shares) | shares	37,500,000
Stock issued | €	€ 331,400
Monterubello
General Information [Line Items]
Stock repurchased (in shares) | shares	54,600,000
Stock repurchased | €	€ 455,000
Zegna Private Placement Warrants
General Information [Line Items]
Class of warrants outstanding | €	€ 10,349
Zegna Public Warrants
General Information [Line Items]
Warrants exchanged for ordinary shares (in shares) | shares	13,416,637
Class of warrants outstanding | €	€ 20,723
Bottom of range
General Information [Line Items]
Transaction costs | €	€ 17,300
Bottom of range | Zegna Private Placement Warrants | Strategic Holding Group S. r.l
General Information [Line Items]
Number of warrants converted into ordinary shares (in shares) | shares	800,000
Top of range
General Information [Line Items]
Transaction costs | €	€ 34,100
Top of range | Zegna Private Placement Warrants
General Information [Line Items]
Number of warrants converted into ordinary shares (in shares) | shares	5,900,000
Ordinary shares
General Information [Line Items]
Number of shares issued (in shares) | shares		302,704,726	296,943,659	296,943,659
Ordinary shares | Bottom of range
General Information [Line Items]
Share split (in shares) | shares	4,300,000
Ordinary shares | Top of range
General Information [Line Items]
Share split (in shares) | shares	215,000,000
IIAC Class B Shares
General Information [Line Items]
Number of shares issued (in shares) | shares		5,031,250			44,443,659
Issue of equity | €		€ 37,906
Release of shares from escrow, period of target achievement		7 years
IIAC class A Shares
General Information [Line Items]
Number of shares issued (in shares) | shares					44,443,659
IIAC's shares
General Information [Line Items]
Closing price per share (in USD per share) | $ / shares					$ 10.14
Share-based payments | €	€ 114,963
Ermenegildo Zegna N.V.
General Information [Line Items]
Number of employees transferred | employee						197
Number of employees | employee						212
Ermenegildo Zegna N.V. | Elah Dufour S.p.a
General Information [Line Items]
Proportion of ownership interests held by non-controlling interests		10.00%